Schedule of Share-based Compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 646	¥ 4,518	¥ 14,150	¥ 26,755
Cost OfSale [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	80	556	1,788	3,845
Selling and Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	8	59	994	2,012
General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	68	474	5,702	9,458
Research And Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 490	¥ 3,429	¥ 5,666	¥ 11,440